Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	9 Months Ended
	Oct. 26, 2015	Oct. 19, 2015	Mar. 12, 2015	Feb. 07, 2014	Nov. 09, 2015	Sep. 30, 2015
Common stock				6,276,960
Sale of securities in self-directed offering						$ 1,460,222
Sale of securities, price per unit				$ 0.155		$ 0.30
One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share						$ 0.1667
Warrant expiration date						Mar. 31, 2020
Subsequent Event [Member]
Common stock	25,556
Sale of securities in self-directed offering			$ 340,000		$ 146,000
Sale of securities, price per unit			$ 0.30		$ 0.30
Issuance of restricted common stock, each unit consisted of one share			1,133,331		486,665
Subsequent Event [Member] | Two Class D Warrants [Member]
Restricted common stock units description					Each unit consisted of 1 share of restricted common stock ([486,665] shares), 2 Class D warrants, each to purchase 1 share of restricted common stock at $0.10 per share, which expire March 31, 2020, and 1 Class E warrant to purchase 3/4 of 1 share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Warrants to purchase restricted common stock, price per share			$ 0.10		$ 0.10
Warrant expiration date			Mar. 31, 2020		Mar. 31, 2020
Subsequent Event [Member] | One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share			$ 0.1667		$ 0.1667
Warrant expiration date			Mar. 31, 2020		Mar. 31, 2020
Subsequent Event [Member] | Restricted Stock [Member]
Common stock		100,000
Total fair value of stock		$ 45,000
Subsequent Event [Member] | Stock Option [Member]
Common stock	41,851
Sale of securities, price per unit	$ 0.1555
Subsequent Event [Member] | Withheld [Member]
Common stock	16,295